SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF REORGANIZATION ITEMS, NET

Reorganization items, net for the three and six months ended June 30, 2020, consisted of the following:

	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020

Professional fees	$(149,690)	$(149,690)
Write-off of derivative liability	4,375,231	4,375,231
Default interest and penalties	(864,125)	(864,125)
Exchange of common stock for allowable claims
Exchange of secured convertible debt for allowable claims
Unamortized debt discount on convertible notes	-	(2,580,110)
Total reorganization items, net	$3,361,416	$781,306

Reorganization items, net for the year ended December 31, 2020, consisted of the following:

Year Ended December 31, 2020

Professional fees	$(476,652)
Write-off of derivative liability	4,375,231
Default interest and penalties	(864,125)
Exchange of common stock for allowable claims	(3,047,417)
Exchange of secured convertible debt for allowable claims	(1,488,172)
Unamortized debt discount on convertible notes	(2,580,110)
Total reorganization items, net	$(4,081,245)

SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Three Months Ended
	June 30,
	2021(2)		2020(2)

Options	588,048		1,217
Warrants	3,626,847		2,005
Unvested RSUs	293,479		-
Convertible notes – common stock	198,949	(1)	-
Total	4,707,323		3,222

	Six Months Ended
	June 30,
	2021(2)		2020(2)

Options	588,048		1,217
Warrants	3,626,847		2,005
Unvested RSUs	293,479		-
Convertible notes – common stock	198,949	(1)	-
Total	4,707,323		3,222

(1)	As of June 30, 2021 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 12,876,004 (51,504,015,462 pre-reverse stock split) shares of common stock reserved for future note conversions as of June 30, 2021.
(2)	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.

	Year Ended December 31,
	2020		2019

Options	1,215		1,220
Warrants	3,750,597		2,095
Convertible notes	109,077	(1)	125,387	(2)
Total	3,860,889		128,702

(1)	As of December 31, 2020 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 13,073,094 (52,292,375,355 pre-reverse stock split) shares of common stock reserved for future note conversions as of December 31, 2020.
(2)	As of December 31, 2019 many of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 56,256 (225,023,100 pre-reverse stock split) shares of common stock reserved for future note conversions as of December 31, 2019.